Gains or losses on financial assets and liabilities	12 Months Ended
Dec. 31, 2021
Gains Or Losses On Financial Assets And Liabilities
Gains or losses on financial assets and liabilities

36.	Gains or losses on financial assets and liabilities

Gains (losses) on financial assets and liabilities (net) includes the amount of the valuation adjustments of financial instruments, except those attributable to interest accrued as a result of application of the effective interest method and to allowances, and the gains or losses derived from the sale and purchase thereof.

The breakdown of the balance of this item, by type of instrument, is as follows:

Thousand of reais	2021	2020	2019

Financial Assets Measured At Fair Value Through Profit Or Loss	1,555,837	711,949	252,253
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading (1)	3,519,626	12,122,794	2,391,080
Non-Tranding Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	205,016	172,828	11,501
Financial Assets Not Measured At Fair Value Through Profit Or Loss	(665,853)	(239,054)	(57,522)
Financial Assets available-for-sale
Debt instruments	(432,510)	(207,011)	(46,136)
Equity instruments	(233,344)	(32,043)	(11,386)
Financial Assets Measured At Fair Value Through Other Comprehensive Income
Gains or losses from hedge accounting, net	(4,392,844)	229,543	(134,767)
Total	221,782	12,998,060	2,462,545
(1)	Includes the exchange hedge of the Bank’s interest in Cayman (note 23).